Unaudited Condensed Consolidated Statements of Earnings (Loss) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales:
Net sales	$ 1,005.7		$ 1,134.1		$ 1,903.0	$ 2,188.9	$ 4,431.2	$ 4,285.6	$ 3,879.4
Costs and expenses:
Cost of sales	659.3		766.9		1,269.6	1,474.6	2,978.2	2,865.2	2,566.8
Selling, general and administrative expenses	226.3		263.3		491.2	549.7	1,100.8	1,223.8	1,086.0
Loss on extinguishment of debt	0.0		0.0		174.0	0.0
Other deductions, net	49.5		28.1		83.8	67.0
Interest expense, net	30.1		78.7		99.1	156.4
Income (loss) before income taxes	40.5		(2.9)		(214.7)	(58.8)	(104.3)	(271.0)	(407.1)
Income tax expense	14.3		16.0		28.0	34.5	36.5	49.9	(19.7)
Net income (loss)	$ 26.2	$ (268.9)	$ (18.9)	$ (74.3)	$ (242.7)	$ (93.3)	(140.8)	(314.0)	(369.6)
Earnings (loss) per share:
Basic (USD per share)	$ 0.08		$ (0.16)		$ (0.85)	$ (0.79)
Diluted (USD per share)	$ 0.08		$ (0.16)		$ (0.85)	$ (0.79)
Weighted-average shares outstanding:
Basic (in shares)	328,411,705		118,261,955		284,534,285	118,261,955
Diluted (in shares)	331,136,080		118,261,955		284,534,285	118,261,955
Products
Net sales:
Net sales	$ 750.2		$ 865.3		$ 1,397.4	$ 1,678.6	3,356.1	3,230.3	2,913.3
Costs and expenses:
Cost of sales	515.3		613.6		978.5	1,179.9	2,349.2	2,274.5	2,028.4
Services
Net sales:
Net sales	255.5		268.8		505.6	510.3	1,075.1	1,055.3	966.1
Costs and expenses:
Cost of sales	$ 144.0		$ 153.3		$ 291.1	$ 294.7	$ 629.0	$ 590.7	$ 538.4